FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                 ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                          ------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             -------------------------
                             Date of Fiscal Year End

                               September 30, 2004
                            -------------------------
                            Date of Reporting Period

 ------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS



WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (unaudited)



Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
-------------------------------------------------------------------------------------------------------------------------------


 GOVERNMENT INTERESTS


MORTAGE-BACKED SECURITIES

$    115,934       FNMA PL# 254227      254227           5.000%     02/01/09        $102.145      $ 118,422         4.9%
     661,699       FNMA POOL# 701043    701043           4.056%     04/01/33         100.955        668,020         4.0%
     101,557       FHLMC GOLD BALLOON P 090710           5.000%     03/01/07         102.442        104,039         4.9%
      71,227       FHLMC GOLD POOL #M90724               5.500%     05/01/07         102.759         73,193         5.4%
     291,772       FHLMC GOLD POOL# M90767               4.500%     11/01/07         101.155        295,143         4.5%
     506,434       FHLMC GOLD PL# M9079 000000           4.000%     02/01/08         100.959        511,293         4.0%
     433,418       FHLMC GOLD POOL# M90 000000           4.000%     03/01/08         100.959        437,577         4.0%
   1,483,010       FHLMC GOLD POOL# M90937               5.000%     08/01/09         102.462      1,519,535         4.9%
   1,398,349       FHLMC GOLD POOL# M90941               4.500%     08/01/09         101.744      1,422,739         4.4%
     518,521       FHLMC POOL# 1B1291                    4.397%     11/01/33         101.273        525,126         4.3%

U.S. GOVERNMENT AGENCIES

$  3,095,000       FANNIE MAE                            3.000%     02/03/06        $100.068    $ 3,097,129         3.0%
     770,000       FEDERAL FARM CREDIT BANK              2.500%     03/15/06          99.884        769,110         2.5%
     795,000       FANNIE MAE                            1.750%     06/16/06          98.510        783,158         1.8%
   2,105,000       FREDDIE MAC                           2.875%     11/03/06          99.724      2,099,197         2.9%


U.S. TREASURIES

$  2,150,000       US TREASURY N/B                       6.750%     05/15/05        $102.898    $ 2,212,318         6.6%
   4,415,000       US TREASURY NOTE                      4.625%     05/15/06         103.488      4,569,008         4.5%
   1,600,000       UNITED STATES TREASURY NOTE           4.375%     05/15/07         104.019      1,664,314         4.2%

 NON-GOVERNMENT INTERESTS

 WHOLE LOAN MORTGAGE-BACKED SECURITIES

$    215,761       FHAMS 2004-AA3 A1                     5.375%     09/25/34        $102.411      $ 220,963         5.3%
     221,500       WAMU 2004-AR3 A2                      4.240%     06/25/34          99.777        221,007         4.3%
     221,200       FHASI 2004-AR4 3A1                    4.700%     08/25/34         101.424        224,352         4.6%
     216,552       CWALT 2004-15 2A1                     5.317%     09/25/34         102.301        221,537         5.2%
     223,421       SARM 2004-12 6A                       4.192%     09/25/34          99.799        222,972         4.2%
                                                                                                 -----------
TOTAL INVESTMENTS (identified cost, $22,169,111) - 98.3%                                        $21,980,152

Other Assets, Less Liabilities --  1.7%                                                             377,957
                                                                                                 -----------

Net Assets -- 100.0%                                                                            $22,358,109
                                                                                                ============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 22,169,111
                                                -----------
     Gross unrealized appreciation             $     21,774
     Gross unrealized depreciation             $   (210,732)
                                                -----------
     NET UNREALIZED APPRECIATION               $   (188,958)
                                               ============

WRIGHT U.S. GOVERNMENT INTERMEDIATE FUND (WUSGI)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (unaudited)



Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
----------------------------------------------------------------------------------------------------------------------------------


GOVERNMENT INTERESTS

MORTGAGE-BACKED SECURITIES

$     57,967       FNMA PL# 254227                       5.000%     02/01/09        $102.145       $ 59,211         4.9%
     180,847       FNMA POOL#254546                      5.500%     12/01/17         103.609        187,375         5.3%
     181,908       FNMA PL# 663689                       5.000%     01/01/18         101.841        185,257         4.9%
     286,579       FNMA POOL# 701043                     4.056%     04/01/33         100.955        289,317         4.0%
      14,245       FHLMC GOLD POOL #M90724               5.500%     05/01/07         102.759         14,638         5.4%
     291,772       FHLMC GOLD POOL# M90767               4.500%     11/01/07         101.155        295,143         4.5%
     144,472       FHLMC GOLD POOL# M90 000000           4.000%     03/01/08         100.959        145,859         4.0%
     274,015       FHLMC POOL# 1B1291                    4.397%     11/01/33         101.273        277,505         4.3%

U.S. GOVERNMENT AGENCIES

$    430,000       FANNIE MAE                            3.000%     02/03/06        $100.068      $ 430,296         3.0%
   1,030,000       FEDERAL FARM CREDIT BANK              2.500%     03/15/06          99.884      1,028,809         2.5%
   1,070,000       FREDDIE MAC                           2.875%     11/03/06          99.724      1,067,050         2.9%
   1,175,000       FANNIE MAE                            2.875%     05/19/08          97.792      1,149,057         2.9%
   1,875,000       FANNIE MAE                            3.875%     11/17/08          99.822      1,871,664         3.9%
     390,000       TENESSEE VALLEY AUTHORITY             6.000%     03/15/13         111.225        433,779         5.4%

U.S. TREASURIES

$  1,170,000       UNITED STATES TREASURY NOTE           3.875%     02/15/13        $ 99.406    $ 1,163,056         3.9%
                                                                                                 -----------
TOTAL INVESTMENTS (identified cost, $8,614,900) - 98.7%                                          $8,598,016

Other Assets, less Liabilities - 1.3%                                                               112,456
                                                                                                 -----------

Net Assets -  100.0%                                                                             $8,710,472
                                                                                                ============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $  8,614,900
                                                -----------
     Gross unrealized appreciation             $     31,272
     Gross unrealized depreciation             $    (48,156)
                                                -----------
     NET UNREALIZED APPRECIATION               $    (16,884)
                                               ============

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (unaudited)


Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
---------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES

FINANCIAL SERVICES

$    140,000       MBNAM 2000-A A                        7.350%     07/16/07        $102.012       $ 142,818        7.2%
     430,000       CCCIT 2000-A1 A1                      6.900%     10/17/07         104.531         449,485        6.6%
     380,000       CCIMT 1999-2 A                        5.875%     03/10/11         108.814         413,495        5.4%
     610,000       MBNAM 1999-B A                        5.900%     08/15/11         109.062         665,281        5.4%
                                                                                                  ----------
Total Asset-Backed Securities (identified cost, $1,661,891) - 4.3%                               $ 1,671,079
                                                                                                  ----------

 WHOLE LOAN MORTGAGE-BACKED SECURITIES

FINANCIAL SERVICES

$    372,678       FHAMS 2004-AA3 A1                     5.375%     09/25/34        $102.411       $ 381,664        5.3%
     384,234       WAMU 2004-AR3 A2                      4.240%     06/25/34          99.777         383,380        4.3%
     381,218       FHASI 2004-AR4 3A1                    4.700%     08/25/34         101.424         386,649        4.6%
     369,124       CWALT 2004-15 2A1                     5.317%     09/25/34         102.301         377,621        5.2%
     382,299       SARM 2004-12 6A                       4.192%     09/25/34          99.799         381,532        4.2%
                                                                                                  ----------
Total Whole Loan Mortgage-Backed Securities (identified cost, $1,905,049) - 5.0%                 $ 1,910,846
                                                                                                  ----------

CORPORATE BONDS

AUTO

$    190,000       DAIMLERCHRYSLER 7.2%                  7.200%     09/01/09        $112.674       $ 214,081        6.4%
     195,000       GENERAL MOTORS CORP                   8.800%     03/01/21         109.791         214,093        8.0%

BANKS

$    205,000       BANC ONE CORP                         2.625%     06/30/08        $ 96.517       $ 197,861        2.7%
     390,000       BAYERISCHE LANDESBANK-MTN             2.600%     10/16/06          99.484         387,988        2.6%
     335,000       CIT GROUP INC                         7.750%     04/02/12         118.518         397,037        6.5%
     320,000       NATIONAL RURAL UTILITIES              7.250%     03/01/12         115.895         370,866        6.3%
     325,000       ROYAL BK OF SCOT GRP PLC              7.648%     08/29/49         119.662         388,903        6.4%
     360,000       US BANCORP                            5.100%     07/15/07         104.647         376,731        4.9%

BEVERAGES

$    380,000       PEPSICO INC                           3.200%     05/15/07        $100.480       $ 381,827        3.2%

BLDG - RESIDENTIAL

$    170,000       CENTEX CORP                           7.875%     02/01/11        $116.730       $ 198,442        6.8%

BUILDING MATERIALS

$     95,000       LOWE'S COMPANIES INC                  8.250%     06/01/10        $120.740       $ 114,703        6.8%

CABLE TV

$    170,000       COMCAST CABLE COMM HLDGS              8.375%     03/15/13        $121.289       $ 206,192        6.9%

DIVERSIFIED FINAN SERV

$    375,000       BEAR STEARNS CO INC                   2.186%     09/27/07        $101.402       $ 380,260        2.2%
     340,000       BOEING CAPITAL CORP                   7.375%     09/27/10         116.325         395,505        6.3%
     230,000       CENDANT CORP                          6.250%     01/15/08         107.875         248,113        5.8%
     200,000       FORD MOTOR CREDIT CO                  7.375%     10/28/09         109.649         219,300        6.7%
     415,000       GENERAL ELEC CAP CORP                 6.125%     02/22/11         110.415         458,224        5.6%
     300,000       GOLDMAN SACHS GROUP INC               6.600%     01/15/12         111.840         335,520        5.9%
     390,000       SLM CORP -MTNA                        1.330%     01/26/09          99.844         389,395        1.3%
     190,000       FIRST UNION CORP                      6.400%     04/01/08         108.981         207,065        5.9%

ELECTRIC-INTEGRATED

$    190,000       AMERICAN ELECTRIC POWER -SE           6.125%     05/15/06        $104.877       $ 199,266        5.8%
     205,000       DOMINION RESOURCES INC                6.300%     03/15/33         101.512         208,100        6.2%
     190,000       PPL ELECTRIC UTILITIES                5.875%     08/15/07         106.480         202,313        5.5%
     185,000       PROGRESS ENERGY INC NTS NCL           7.100%     03/01/11         113.054         209,150        6.3%
     210,000       SCANA CORPORATION                     2.161%     11/15/06         100.247         210,519        2.2%

FOOD-RETAIL

$    180,000       ALBERTSON'S INC                       7.500%     02/15/11        $115.812       $ 208,462        6.5%
     200,000       SAFEWAY INC                           5.800%     08/15/12         104.873         209,747        5.5%

INSTRUMENT - CONTROLS

$    345,000       HONEYWELL INC                         7.000%     03/15/07        $108.812       $ 375,403        6.4%

MEDICAL

$    110,000       AMGEN INC.                            6.500%     12/01/07        $109.797       $ 120,777        5.9%
     205,000       WYETH                                 5.500%     03/15/13         102.197         209,504        5.4%

MEDICAL-HMO

$    380,000       UNITEDHEALTH GROUP INC                4.875%     04/01/13        $101.457       $ 385,539        4.8%

MULTIMEDIA

$    185,000       TIME WARNER INC                       6.750%     04/15/11        $111.087       $ 205,512        6.1%

OIL&GAS

$    460,000       BP CAPITAL MARKETS PLC                2.750%     12/29/06      $   99.716       $ 458,698        2.8%
     320,000       PHILLIPS PETROLEUM                    6.650%     07/15/18         115.142         368,457        5.8%
     190,000       REPSOL INTL FIN                       7.450%     07/15/05         103.820         197,260        7.2%
     180,000       TRANSOCEAN SEDCO FOREX 144A           7.500%     04/15/31         119.108         214,395        6.3%

PAPER&RELATED PRODUCTS

$    190,000       MEADWESTVACO CORP                     6.850%     04/01/12        $111.559       $ 211,962        6.1%

PIPELINES

$    185,000       DUKE CAPITAL                          7.500%     10/01/09        $114.060       $ 211,011        6.6%

 PROPERTY/CASUALTY INSURANCE

$    205,000       FUND AMERICAN COS INC                 5.875%     05/15/13        $102.263       $ 209,641        5.7%

RETAIL

$    135,000       TJX COMPANIES INC                     7.450%     12/15/09        $115.702       $ 156,198        6.4%

TELECOMMUNICATIONS

$    165,000       AMERITECH CAPITAL FUNDING             7.500%     04/01/05        $102.420       $ 168,994        7.3%
     180,000       AT&T WIRELESS SVCS INC                7.875%     03/01/11         118.632         213,538        6.6%
     145,000       BRITISH TELECOM PLC                   8.875%     12/15/30         131.762         191,056        6.7%
     170,000       DEUTSCHE TELEKOM INT FIN              8.500%     06/15/10         119.997         203,996        7.1%
     170,000       FRANCE TELECOM                        8.500%     03/01/11         119.860         203,762        7.1%
     190,000       SPRINT CAPITAL CORP                   6.125%     11/15/08         108.036         205,269        5.7%
     325,000       VERIZON GLOBAL FUNDING CORP           7.750%     12/01/30         120.132         390,430        6.5%
                                                                                                  ----------
Total Corporate Bonds (identified cost, $12,374,611) - 32.7%                                     $12,431,065
                                                                                                  ----------



GOVERNMENT INTERESTS

MORTGAGE-BACKED SECURITIES

$    197,406       FGLMC POOL#A10798                     5.500%     05/01/33        $101.619       $ 200,604        5.4%
     693,302       FGLMC POOL#A13645                     6.000%     09/01/33         103.464         717,319        5.8%
     162,031       FHLMC GOLD POOL#C01646                6.000%     09/01/33         103.464         167,645        5.8%
     124,758       FHLMC GOLD POOL#C01702                6.500%     10/01/33         105.409         131,507        6.2%
     133,425       FGLMC POOL#C27663                     7.000%     06/01/29         106.260         141,779        6.6%
     522,737       FHLMC POOL# 1B1291                    4.397%     11/01/33         101.273         529,395        4.3%
     627,386       FNMA POOL# 254865                     4.500%     08/01/18          99.974         627,226        4.5%
     339,924       FNMA PL# 545317                       5.500%     11/01/16         103.650         352,332        5.3%
     545,724       FNMA PL# 663689                       5.000%     01/01/18         101.841         555,772        4.9%
     272,134       FNMA POOL# 725550                     5.000%     05/01/19         101.841         277,145        4.9%
   1,270,159       FNMA POOL # 254904                    5.500%     09/01/33         101.574       1,290,158        5.4%
     113,666       FNMA POOL # 545782                    7.000%     07/01/32         106.113         120,615        6.6%
     856,824       FNMA POOL# 545993                     6.000%     11/01/32         103.655         888,144        5.8%
     576,627       FNMA PL# 555531                       5.500%     06/01/33         101.574         585,706        5.4%
     670,412       FNMA PL# 576524                       5.500%     01/01/29         101.975         683,660        5.4%
     118,467       FNMA POOL #597396                     6.500%     09/01/31         104.996         124,386        6.2%
      70,415       FNMA PL#634823                        6.500%     03/01/32         104.997          73,934        6.2%
     334,546       FNMA POOL# 738630                     5.500%     11/01/33         101.574         339,814        5.4%
     532,467       FNMA PL# 739319                       6.000%     10/01/33         103.647         551,889        5.8%
      85,255       FNMA #479477                          6.000%     01/01/29         103.816          88,510        5.8%
      64,121       FNMA PL# 489357                       6.500%     03/01/29         105.120          67,405        6.2%
      90,603       FNMA WAM 30.0                         8.500%     04/01/30         109.311          99,039        7.8%
     402,203       FNMA POOL #545407                     5.500%     01/01/32         101.748         409,236        5.4%
     535,451       FNMA POOL# 701043                     4.056%     04/01/33         100.955         540,567        4.0%
      62,183       FHLMC GOLD 15YR 7% P 000903           7.000%     10/01/15         106.100          65,976        6.6%
     138,359       GNMA-II PL# 2671                      6.000%     11/20/28         103.952         143,827        5.8%
      49,396       GNMA 8.0             510706           8.000%     11/15/29         109.248          53,965        7.3%
      26,070       GNMA-II PL# 2909                      8.000%     04/20/30         108.671          28,332        7.4%
      72,508       GNMA-II PL# 2972                      7.500%     09/20/30         107.313          77,812        7.0%
      28,804       GNMA-II PL# 2973                      8.000%     09/20/30         108.671          31,302        7.4%
   1,095,234       GNMA POOL# 3442                       5.000%     09/20/33          99.607       1,090,930        5.0%
   1,243,324       GNMA II POOL # 3530                   5.500%     03/20/34         101.734       1,264,889        5.4%
     531,951       GNMA 374892                           7.000%     02/15/24         107.164         570,065        6.5%
     105,710       GNMA PL# 376400      376400           6.500%     02/15/24         106.146         112,208        6.1%
     160,920       GNMA PL# 379982      379982           7.000%     02/15/24         107.164         172,450        6.5%
     192,887       GNMA                 410081           8.000%     08/15/25         109.876         211,937        7.3%
      68,582       GNMA 427199                           7.000%     12/15/27         106.929          73,335        6.6%
      98,151       GNMA 436214                           6.500%     02/15/13         106.382         104,416        6.1%
      76,901       GOVERNMENT NATIONAL  442996           6.000%     06/15/13         105.903          81,442        5.7%
     193,226       GOVERNMENT NATIONAL  448490           7.500%     03/15/27         107.895         208,483        7.0%
     218,362       GOVERMENT NATIONAL M 458672           6.500%     01/15/28         105.856         231,151        6.1%
     173,117       GNMA 460726                           6.500%     12/15/27         105.908         183,347        6.1%
     138,460       GOVERNMENT NATIONAL  463839           6.000%     05/15/13         105.903         146,635        5.7%
     172,371       GNMA 478072                           6.500%     05/15/28         105.856         182,466        6.1%
      81,200       GNMA 488924                           6.500%     11/15/28         105.856          85,956        6.1%
     158,835       GNMA PL# 581536                       5.500%     06/15/33         101.975         161,973        5.4%

U.S. GOVERNMENT AGENCIES

$    405,000       FANNIE MAE                            3.000%     02/03/06        $100.068       $ 405,279        3.0%
     415,000       FEDERAL FARM CREDIT BANK              2.500%     03/15/06          99.884         414,520        2.5%
     870,000       FREDDIE MAC                           2.875%     11/03/06          99.724         867,601        2.9%
     900,000       FANNIE MAE                            2.875      05/19/08          97.792         880,129        2.9%
     770,000       FANNIE MAE                            3.875      11/17/08          99.822         768,630        3.9%
     320,000       TENESSEE VALLEY AUTHORITY             6.000      03/15/13         111.225         355,921        5.4%
     275,000       FMNA                                  6.250      05/15/29         112.008         308,024        5.6%

U.S. TREASURIES

$    640,000       US TREASURY N/B                       6.750%     05/15/05        $102.898       $ 658,550        6.6%
     380,000       UNITED STATES TREASURY NOTE           3.875%     02/15/13          99.406         377,744        3.9%
     100,000       US TREASURY BONDS                     7.250%     05/15/16         125.914         125,914        5.8%
   1,705,000       UNITED STATES TREASURY BOND           6.125%     11/15/27         116.125       1,979,934        5.3%
                                                                                                 -----------
Total Government Interests (identified cost, $21,777,316) - 57.8%                               $ 21,988,930
                                                                                                 -----------

Total Investments (identified cost, $37,718,868) - 99.8%                                        $ 38,001,919

Other assets, Less liabilities  - 0.2%                                                               526,575
                                                                                                 -----------


Net Assets -- 100.0%                                                                            $ 38,528,494
                                                                                                ============


FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 37,718,868
                                                -----------
     Gross unrealized appreciation             $    525,236
     Gross unrealized depreciation             $   (242,184)
                                                -----------
     NET UNREALIZED APPRECIATION               $    283,052
                                               ============

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTMEMBER 30, 2004 (unaudited)



Face                                                      Coupon     Maturity         Market                       Current
Amount            Description                              Rate       Date            Price          Value         Yield
-----------------------------------------------------------------------------------------------------------------------------------


MORTGAGE-BACKED SECURITIES - 104.7%

$1,435,123         FHLMC GOLD POOL# B11 000000            5.000%     01/01/19       $ 101.809     $ 1,461,097         4.9%
   316,482         FNMA POOL#254546                       5.500%     12/01/17         103.609         327,907         5.3%
   883,536         FNMA PL# 696828                        5.000%     04/01/18         101.841         899,804         4.9%
   914,292         FNMA PL# 673315                        5.500%     11/01/32         101.643         929,315         5.4%
   735,396         FNMA POOL # 729950                     6.000%     12/01/33         103.647         762,219         5.8%
   215,740         FNMA POOL#535131                       6.000%     03/01/29         103.816         223,974         5.8%
   112,789         GNMA II  000723                        7.500%     01/20/23         107.826         121,616         7.0%
    21,377         GNMA-II PL# 2855                       8.500%     12/20/29         109.607          23,431         7.8%
    71,945         GOVERMENT NATIONAL M 462444            6.500%     12/15/27         105.908          76,197         6.1%
       532         GNMA POOL 12526                        8.000%     11/15/06         103.799             553         7.7%
     2,066         GOVERNMENT NATIONAL  153564           10.000%     04/15/16         112.561           2,327         8.9%
     5,911         GNMA II              001596            9.000%     04/20/21         112.617           6,657         8.0%
     6,896         GOVERNMENT NATIONAL  172558            9.500%     08/15/16         113.160           7,805         8.4%
     2,940         GOVERNMENT NATIONAL  176992            8.000%     11/15/16         109.397           3,217         7.3%
     4,221         GOVERNMENT NATIONAL  177784            8.000%     10/15/16         109.397           4,618         7.3%
       204         GOVERNMENT NATIONAL  190959            8.500%     02/15/17         110.894             227         7.7%
    13,744         GOVERNMENT NATIONAL  192357            8.000%     04/15/17         109.524          15,053         7.3%
    20,821         GOVERNMENT NATIONAL  194057            8.500%     04/15/17         110.894          23,090         7.7%
    11,770         GOVERNMENT NATIONAL  194287            9.500%     03/15/17         113.345          13,341         8.4%
     1,692         GOVERNMENT NATIONAL  196063            8.500%     03/15/17         110.894           1,877         7.7%
       934         GOVERNMENT NATIONAL  208076            8.000%     04/15/17         109.524           1,023         7.3%
     8,390         GOVERNMENT NATIONAL  211231            8.500%     05/15/17         110.894           9,305         7.7%
     8,186         GOVERNMENT NATIONAL  212601            8.500%     06/15/17         110.894           9,078         7.7%
     7,191         GOVERNMENT NATIONAL  220917            8.500%     04/15/17         110.894           7,975         7.7%
    11,814         GOVERNMENT NATIONAL  223133            9.500%     07/15/17         113.345          13,392         8.4%
     9,936         GOVERNMENT NATIONAL  223348           10.000%     08/15/18         112.893          11,218         8.9%
     1,584         GOVERNMENT NATIONAL  223588           10.000%     12/15/18         112.893           1,789         8.9%
   135,888         GNMA-II PL# 2268                       7.500%     08/20/26         107.568         146,174         7.0%
    14,353         GOVERNMENT NATIONAL  228308           10.000%     01/15/19         113.012          16,221         8.9%
     6,330         GOVERNMENT NATIONAL  230223            9.500%     04/15/18         113.477           7,184         8.4%
     1,466         GOVERNMENT NATIONAL  247473           10.000%     09/15/18         108.304           1,588         9.2%
     3,941         GOVERNMENT NATIONAL  247872           10.000%     09/15/18         112.893           4,450         8.9%
     2,218         GOVERNMENT NATIONAL  250412            8.000%     03/15/18         109.571           2,431         7.3%
     5,163         GOVERNMENT NATIONAL  251241            9.500%     06/15/18         113.477           5,859         8.4%
     8,383         GOVERNMENT NATIONAL  258911            9.500%     09/15/18         113.477           9,513         8.4%
    10,184         GOVERNMENT NATIONAL  260999            9.500%     09/15/18         113.477          11,557         8.4%
     9,569         GOVERNMENT NATIONAL  263439           10.000%     02/15/19         113.012          10,815         8.9%
     1,750         GOVERNMENT NATIONAL  265267            9.500%     08/15/20         113.556           1,988         8.4%
     5,759         GOVERNMENT NATIONAL  266983           10.000%     02/15/19         113.012           6,508         8.9%
     3,517         GOVERNMENT NATIONAL  273690            9.500%     08/15/19         113.506           3,992         8.4%
     7,131         GOVERNMENT NATIONAL  274489            9.500%     12/15/19         113.506           8,095         8.4%
     9,412         GOVERNMENT NATIONAL  286556            9.000%     03/15/20         112.922          10,629         8.0%
     6,672         GOVERNMENT NATIONAL  289092            9.000%     04/15/20         112.922           7,535         8.0%
     9,416         GOVERNMENT NATIONAL  301366            8.500%     06/15/21         110.911          10,444         7.7%
     1,896         GOVERNMENT NATIONAL  302723            8.500%     05/15/21         110.911           2,103         7.7%
     9,308         GOVERNMENT NATIONAL  302933            8.500%     06/15/21         110.911          10,324         7.7%
     6,276         GOVERNMENT NATIONAL  306693            8.500%     09/15/21         110.911           6,962         7.7%
    12,156         GOVERNMENT NATIONAL  308792            9.000%     07/15/21         113.017          13,739         8.0%
     3,819         GOVERNMENT NATIONAL  314222            8.500%     04/15/22         110.866           4,235         7.7%
    14,682         GOVERNMNET NATIONAL  315187            8.000%     06/15/22         109.993          16,150         7.3%
    16,088         GOVERNMENT NATIONAL  315754            8.000%     01/15/22         109.993          17,696         7.3%
    29,056         GOVERNMENT NATIONAL  316240            8.000%     01/15/22         109.993          31,960         7.3%
    31,818         GOVERNMENT NATIONAL  319441            8.500%     04/15/22         110.866          35,276         7.7%
    16,532         GOVERNMENT NATIONAL  321976            8.500%     01/15/22         110.866          18,329         7.7%
   293,717         GNMA II POOL# 3228   003228            6.500%     04/20/32         105.457         309,746         6.2%
    19,977         GOVERNMENT NATIONAL  325165            8.000%     06/15/22         109.993          21,974         7.3%
    21,581         GOVERNMNET NATIONAL  325651            8.000%     06/15/22         109.993          23,739         7.3%
   984,722         GNMA-II PL#3259      003259            5.500%     07/20/32         101.857       1,003,017         5.4%
 1,429,574         GNMA II POOL#3284    003284            5.500%     09/20/32         101.857       1,456,134         5.4%
    26,864         GOVERNMENT NATIONAL  335950            8.000%     10/15/22         109.993          29,549         7.3%
    40,656         GOVERNMENT NATIONAL  348213            6.500%     08/15/23         106.243          43,195         6.1%
    34,556         GOVERNMENT NATIONAL  350659            7.500%     06/15/23         108.294          37,423         6.9%
   266,986         GOVERNMENT NATIONAL  350938            6.500%     08/15/23         106.243         283,657        6.1%
   201,360         GNMA POOL # 352001                     6.500%     12/15/23         106.243         213,933         6.1%
    91,012         GNMA 7%              352110            7.000%     08/15/23         107.164          97,533         6.5%
 3,139,839         GNMA POOL # 3556                       5.500%     05/20/34         101.734       3,194,298        5.4%
   103,812         GOVERNMENT NATIONAL  368238            7.000%     12/15/23         107.164         111,251         6.5%
   368,388         GOVERNMENT NATIONAL  372050            6.500%     02/15/24         106.146         391,033         6.1%
    53,221         GOVERNMENT NATIONAL  372379            8.000%     10/15/26         109.743          58,407         7.3%
   170,918         GNMA 7.5%            410215            7.500%     12/15/25         108.114         184,788         6.9%
    42,828         GOVERNMENT NATIONAL  414736            7.500%     11/15/25         108.114          46,304         6.9%
   153,520         GOVERNMENT NATIONAL  420707            7.000%     02/15/26         107.012         164,285         6.5%
    66,070         GOVERNMENT NATIONAL  421829            7.500%     04/15/26         108.036          71,381         6.9%
    26,869         GNMA POOL #431036                      8.000%     07/15/26         109.743          29,487         7.3%
   173,106         GOVERNMENT NATIONAL  005601            8.000%     11/15/26         109.743         189,973         7.3%
    43,874         GOVERNMENT NATIONAL  044190            8.000%     12/15/26         109.743          48,150         7.3%
    92,050         GNMA                 449176            6.500%     07/15/28         105.856          97,441         6.1%
   327,543         GOVERMENT NATIONAL M 458672            6.500%     01/15/28         105.856         346,726         6.1%
   173,117         GNMA 6.5%            460726            6.500%     12/15/27         105.908         183,347         6.1%
   107,871         GNMA 6.5%            462623            6.500%     03/15/28         105.856         114,189         6.1%
   100,162         GNMA 6.5%            469226            6.500%     03/15/28         105.856         106,028         6.1%
   240,531         GNMA 6.5%            469615            6.500%     10/15/28         105.856         254,618         6.1%
 2,522,430         GNMA PL# 471369                        5.500%     05/15/33         101.975       2,572,264         5.4%
   284,514         GNMA 6.5%            472028            6.500%     05/15/28         105.856         301,177         6.1%
   561,563         GNMA 6.5%            486482            6.500%     09/15/28         105.856         594,451         6.1%
   415,759         GNMA PL#523002                         6.500%     02/15/32         105.645         439,230         6.2%
   138,929         GNMA #538314                           7.000%     02/15/32         106.694         148,230         6.6%
        34         GOVERNMENT NATIONAL  005466            8.500%     03/15/05         102.351              35         8.3%
   341,575         GNMA PL# 547605      547605            6.500%     01/15/31         105.661         360,915         6.2%
   262,242         GNMA PL# 552393                        6.500%     02/15/32         105.645         277,047         6.2%
   273,901         GNMA POOL #570141                      6.500%     12/15/31         105.661         289,409         6.2%
 1,238,010         GNMA POOL#585467                       6.000%     08/15/32         103.871       1,285,942         5.8%
 1,611,409         GNMA POOL# 589580                      5.500%     11/15/32         102.045       1,644,376         5.4%
        24         GOVERNMENT NATIONAL  005910            7.250%     02/15/05         101.902              25         7.1%
 1,221,823         GNMA POOL #595207                      5.500%     12/15/32         102.045       1,246,821         5.4%
 1,040,080         GNMA POOL #595455                      5.500%     11/15/32         102.045       1,061,359         5.4%
 1,340,978         GNMA POOL#595606                       6.000%     11/15/32         103.871       1,392,895         5.8%
   995,825         GNMA POOL # 619718                     6.000%     05/15/34         103.837       1,034,038         5.8%
       420         GOVERNMENT NATIONAL  007003            8.000%     07/15/05         102.019             429         7.8%
   157,649         GNMA POOL# 780429                      7.500%     09/15/26         108.074         170,380         6.9%
       344         GOVERNMENT NATIONAL  009106            8.250%     05/15/06         104.134             359         7.9%
       455         GOVERNMENT NATIONAL  009889            7.250%     02/15/06         103.142             470         7.0%
   591,543         GNMA POOL# 587080                      6.500%     05/15/32         105.645         624,936         6.2%
                                                                                                   -----------
TOTAL INVESTMENTS (identified cost, $25,328,642) - 104.7%                                          $27,936,256
                                                                                                   -----------

Other Assets, less Liabilities - (4.7%)                                                            (1,243,143)
                                                                                                   -----------
Net Assets 100.0%                                                                                  $26,693,113
                                                                                                  ============


FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 25,328,642
                                                -----------
     Gross unrealized appreciation             $  2,638,140
     Gross unrealized depreciation             $   (30,526)
                                                -----------
     NET UNREALIZED APPRECIATION               $  2,607,614
                                               ============

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     The Wright Managed Income Trust (On behalf of Wright U.S.  Government  Near
--------------------------------------------------------------------------------
Term Fund, Wright U.S.  Government  Intermediate  Fund, Wright Total Return Bond
--------------------------------------------------------------------------------
Fund and Wright Current Income Fund.
------------------------------------


By:      /s/ Peter M. Donovan
         ----------------------
         Peter M. Donovan
         President

Date:    November 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ----------------------
         James L. O'Connor
         Treasurer

Date:    November 15, 2004

By:     /s/ Peter M. Donovan
        ----------------------
         Peter M. Donovan
         President

Date:    November 11, 2004